Senior Unsecured Bond - Additional Information (Detail) - USD ($) $ in Millions		4 Months Ended
	Nov. 02, 2018	Dec. 31, 2020	Sep. 10, 2020
Debt Instrument [Line Items]
Interest payment description on bond	Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2.
2020 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 100.0
Interest rate on bond			8.00%
Debt instrument maturity date		Sep. 10, 2025
Interest payment description on bond		Interest is payable semi-annually in arrears on March 10 and September 10.